Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021	$ 49,964,919		$ 40,638,802	$ 24,580	$ 9,350,697
Balance, shares at Dec. 31, 2021	131,424,989
Shares issued	$ 79,705				79,705
Shares issued, shares	156,510
Repurchase of common shares	$ (75,985)	(11,793)			(87,778)
Repurchase of common shares, shares	(233,500)
Stock-based compensation	$ 696,248				696,248
Net income (loss)			(1,347,113)		(1,347,113)
Balance at Dec. 31, 2022	$ 50,664,887	11,793	41,985,915	24,580	8,691,759
Balance, shares at Dec. 31, 2022	131,347,999
Repurchase of common shares	$ (12,310)	11,793			(517)
Repurchase of common shares, shares	(43,500)
Stock-based compensation	$ 515,116				515,116
Net income (loss)			(2,012,056)		(2,012,056)
Balance at Dec. 31, 2023	$ 51,167,693		43,997,971	24,580	7,194,302
Balance, shares at Dec. 31, 2023	131,304,499
Stock-based compensation	$ 379,247				379,247
Net income (loss)			353,140		353,140
Balance at Dec. 31, 2024	$ 51,546,940		$ 43,644,831	$ 24,580	$ 7,926,689
Balance, shares at Dec. 31, 2024	131,304,499